Common and Preferred Stock (As Restated) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Bird Rides [Member]
Temporary Equity [Line Items]
Summary Of Each Class Of Preferred Stock
The following table is a summary of each class of Senior Preferred Stock and Prime Preferred Stock as of September 30, 2021:

Series	Shares Authorized	Shares Issued and Outstanding
Senior preferred stock	37,500,000	29,234,172
Series Seed redeemable convertible prime preferred stock	9,787,845	9,665,497
Series A redeemable convertible prime preferred stock	19,738,093	18,864,346
Series B redeemable convertible prime preferred stock	31,466,331	30,380,749
Series C redeemable convertible prime preferred stock	30,108,491	29,151,632
Series C-1 redeemable convertible prime preferred stock	27,082,253	26,219,090
Series D redeemable convertible prime preferred stock	33,905,327	33,858,879
Series D-1 redeemable convertible prime preferred stock	741,196	74,231
Series D-2 redeemable convertible prime preferred stock	1,231,120	1,231,120

Total redeemable convertible senior and prime preferred stock	191,560,656	178,679,716

The following table is a summary of each class of preferred stock as of December 31, 2020 (in thousands, except number of shares and per share amounts):

Series	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference Per Share	Aggregate Liquidation Preference	Annual Dividend Per Share	Initial Conversion Price Per Share	Carrying Value of Preferred Stock
Seed redeemable convertible preferred stock	9,787,845	9,787,845	$0.4087	$4,000	$0.0327	$0.4087	$4,000
A redeemable convertible preferred stock	19,738,093	19,738,093	0.7335	14,477	0.0587	0.7335	14,477
B redeemable convertible preferred stock	31,466,331	31,466,331	3.1780	100,000	0.2542	3.1780	100,000
C redeemable convertible preferred stock	30,108,491	30,108,491	6.3489	191,156	0.3809	6.3489	148,556
C-1 redeemable convertible preferred stock	27,082,253	26,900,200	11.7455	315,956	0.7047	11.7455	315,956
D redeemable convertible preferred stock	44,000,000	33,866,620	$12.9177	$437,479	$0.7751	$12.9177	$437,479
D-1 redeemable convertible preferred stock	741,196	640,261	12.9177	8,271	0.7751	12.9177	8,271
D-2 redeemable convertible preferred stock	9,359,501	1,231,120	12.9177	15,903	0.7751	12.9177	15,903
D-3 redeemable convertible preferred stock	928,957	—	12.9177	—	0.7751	12.9177	—

Total Redeemable Convertible Preferred Shares	173,212,667	153,738,961		$1,087,242			$1,044,642

The following table is a summary of each class of preferred stock as of December 31, 2019 (in thousands, except number of share and per share amounts):

Series	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference Per Share	Aggregate Liquidation Preference	Annual Dividend Per Share	Initial Conversion Price Per Share	Carrying Value of preferred stock
Seed convertible preferred stock	9,787,845	9,787,845	$0.4087	$4,000	$0.0327	$0.4087	$4,000
A convertible preferred stock	19,738,093	19,738,093	0.7335	14,477	0.0587	0.7335	14,477
B convertible preferred stock	31,466,331	31,466,331	3.1780	100,000	0.2542	3.1780	100,000
C convertible preferred stock	30,108,491	30,108,491	6.3489	191,156	0.3809	6.3489	148,556
C-1 convertible preferred stock	27,082,253	26,900,199	11.7455	315,956	0.7047	11.7455	315,956
D convertible preferred stock	23,223,949	16,382,726	12.9177	211,627	0.7751	12.9177	211,627
D-1 convertible preferred stock	741,196	640,261	12.9177	8,271	0.7751	12.9177	8,271

Total Preferred Shares	142,148,158	135,023,946		$845,487			$802,887